Derivative Financial Instruments - Derivative Instruments and their Balance Sheet Classifications (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 68	$ 59
Derivative Liabilities	24	40
Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	46	40
Derivative Liabilities	11	27
Not Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	22	19
Derivative Liabilities	13	13
Foreign exchange contracts [Member] | Designated as Hedging Instruments [Member] | Accrued liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	8	18
Foreign exchange contracts [Member] | Not Designated As Hedging Instrument [Member] | Accrued liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	13	13
Foreign exchange contracts [Member] | Prepaid and other current assets [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	33	35
Foreign exchange contracts [Member] | Prepaid and other current assets [Member] | Not Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	21	19
Foreign exchange contracts [Member] | Other Assets [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	13	5
Foreign exchange contracts [Member] | Other Assets [Member] | Not Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	1
Foreign exchange contracts [Member] | Other Liabilities [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	3	9
Foreign exchange contracts [Member] | Other Liabilities [Member] | Not Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities